Financing Receivables (Tables) - Sunlight	6 Months Ended
Jun. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of financing receivables and changes thereto

		Loans
		and Loan
	Advances(a)	Participations(b)	Total
June 30, 2021
Amounts outstanding	$40,979	$5,599	$46,578
Unamortized discount	—	(781)	(781)
Allowance for credit losses	(211)	(111)	(322)
Carrying value	$40,768	$4,707	$45,475
December 31, 2020
Amounts outstanding	$35,401	$6,351	$41,752
Unamortized discount	—	(893)	(893)
Allowance for credit losses	(121)	(125)	(246)
Carrying value	$35,280	$5,333	$40,613

a.    Represents short-term, advance payments made by Sunlight to certain contractors in anticipation of a project’s substantial completion.

b.    Represents (i) Sunlight’s 5.0% participation interest in a pool of residential solar loans with an aggregate UPB of $5.3 million and $6.0 million at June 30, 2021 and December 31, 2020, respectively, and (ii) Indirect Channel Loans purchased by Sunlight with an aggregate UPB of $0.3 million and $0.4 million at June 30, 2021 and December 31, 2020, respectively. No loans or loan participations were individually evaluated for impairment at June 30, 2021 or December 31, 2020.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Allowance for Credit Losses — Advances
Beginning Balance	$101	$79	$121	$215
Provision for credit losses	110	60	90	(76)
Ending Balance	$211	$139	$211	$139

Allowance for Credit Losses — Loans and Loan Participations
Beginning Balance	$114	$65	$125	$96
Provision for credit losses	326	294	1,082	554
Realized losses	(329)	(276)	(1,096)	(567)
Ending Balance	$111	$83	$111	$83

Changes in Carrying Value — Loans and Loan Participations
Beginning Balance	$5,065	$5,577	$5,333	$5,130
Purchases, net(a)	328	568	1,170	1,487
Proceeds from principal repayments, net	(413)	(351)	(832)	(625)
Accretion of loan discount	53	44	118	106
Provision for credit losses	(326)	(294)	(1,082)	(554)
Ending Balance	$4,707	$5,544	$4,707	$5,544

a.     During the three and six months ended June 30, 2020, Sunlight purchased (i) 5.0% participation interests in 229 and 665 loans with an aggregate UPB of $0.3 million and $1.0 million as well as (ii) 10 and 24 Indirect Channel Loans with an aggregate UPB of $0.2 million and $0.5 million, respectively. During the three and six months ended June 30, 2021, Sunlight purchased (i) 5.0% participation interests in 0 and 54 loans with an aggregate UPB of $0.0 million and $0.1 million as well as (ii) 17 and 51 Indirect Channel Loans with an aggregate UPB of $0.3 million and $1.1 million, respectively.

Summary of concentration of advances, by counterparty

	June 30, 2021		December 31, 2020
	Amount		Amount
Contractor	Outstanding	% of Total	Outstanding	% of Total
1	$11,059	27.0%	$10,429	29.5%
2	5,642	13.8	6,425	18.1
3	4,998	12.2	295	0.8
4	2,989	7.3	141	0.4
5	2,934	7.2	—	—
6	1,690	4.1	437	1.2
7	1,501	3.7	1,812	5.1
8	500	1.2	257	0.7
9	481	1.2	36	0.1
10	445	1.1	—	—
Other(a)	8,740	21.2	15,569	44.1
	$40,979	100.0%	$35,401	100.0%

a.     At June 30, 2021 and December 31, 2020, Sunlight recorded advances receivable from 125 and 131 counterparties not individually listed in the table above with average balances of $0.1 million and $0.1 million, respectively. At December 31, 2020, Sunlight recorded advances receivable from individual counterparties of $2.6 million, $0.7 million, $0.6 million, $0.6 million, and $0.5 million that represent the largest advance concentrations included in “Other,” based on the amount outstanding.

Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of allocation of advance amount outstanding based on internal risk ratings

	Total
		Amount	% of Amount
Risk Tier(a)	Contractors	Outstanding	Outstanding
June 30, 2021
1 Low risk	74	$23,783	58.0%
2 Low-to-medium risk	55	17,013	41.5
3 Medium risk	4	157	0.4
4 Medium-to-high risk	—	—	—
5 Higher risk	2	26	0.1
	135	$40,979	100.0%
December 31, 2020
1 Low risk	78	$18,072	51.0%
2 Low-to-medium risk	56	16,700	47.2
3 Medium risk	4	604	1.7
4 Medium-to-high risk	—	—	—
5 Higher risk	3	25	0.1
	141	$35,401	100.0%

a.     At June 30, 2021 and December 31, 2020, the average risk rating of Sunlight’s advances was 1.4 (“low risk”) and 1.5 (“low-to-medium risk”), weighted by total advance amounts outstanding.

Summary of payment status of advances held

	Amount	% of Amount
Payment Delinquency	Outstanding	Outstanding
June 30, 2021
Current	$39,418	96.2%
Less than 30 days	833	2.0
30 days	90	0.2
60 days	128	0.3
90+ days(a)	510	1.3
	$40,979	100.0%
December 31, 2020
Current	$29,132	82.3%
Less than 30 days	3,137	8.9
30 days	1,424	4.0
60 days	672	1.9
90+ days(a)	1,036	2.9
	$35,401	100.0%

a.     As further discussed in Note 2, Sunlight generally evaluates amounts delinquent for 90 days or more for impairment. Advances to contractors may remain outstanding as a result of operational and various other factors that are unrelated to the contractor’s creditworthiness. Sunlight assessed advances 90 days or more, along with other factors that included the contractor’s risk tier and historical loss experience, and established loss allowances of $0.2 million and $0.1 million at June 30, 2021 and December 31, 2020, respectively.

Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of financing receivables and changes thereto

	June 30, 2021		December 31, 2020
State	UPB	% of Total	UPB	% of Total
Texas	$1,055	18.8%	$1,203	18.9%
California	985	17.6	1,111	17.5
Florida	489	8.7	555	8.7
New York	365	6.5	403	6.3
New Jersey	339	6.1	376	5.9
Arizona	259	4.6	312	4.9
Pennsylvania	236	4.2	274	4.3
Massachusetts	212	3.8	223	3.5
Missouri	207	3.7	228	3.6
South Carolina	203	3.6	234	3.7
Other(a)	1,249	22.4	1,432	22.7
	$5,599	100.0%	$6,351	100.0%

a.     Sunlight only participates in residential solar loans originated within the United States, including 31 and 31 states not individually listed in the table above, none of which individually amount to more than 2.6% and 2.7% of the UPB at June 30, 2021 and December 31, 2020, respectively.

Summary of payment status of advances held

	Loan Participations		Bank Partner Loans		Total
Payment Delinquency(a)	Loans	UPB	Loans	UPB	Loans	UPB	% of UPB
June 30, 2021
Current	4,086	$5,041	18	$347	4,104	$5,388	96.2%
Less than 30 days	124	177	—	—	124	177	3.2
30 days	11	14	—	—	11	14	0.3
60 days	5	10	—	—	5	10	0.2
90+ days	9	10	—	—	9	10	0.1
	4,235	$5,252	18	$347	4,253	$5,599	100.0%
December 31, 2020
Current	4,409	$5,760	16	$319	4,425	$6,079	95.7%
Less than 30 days	116	174	—	—	116	174	2.7
30 days	22	38	1	23	23	61	1.0
60 days	7	11	—	—	7	11	0.2
90+ days	10	14	1	12	11	26	0.4
	4,564	$5,997	18	$354	4,582	$6,351	100.0%

a.     As further described in Note 2, Sunlight places loans delinquent greater than 90 days on nonaccrual status. Such Loans had carrying values of $0.0 million and $0.0 million at June 30, 2021 and December 31, 2020, respectively. Sunlight does not consider the average carrying values and interest income recognized (including interest income recognized using a cash-basis method) material for the three and six months ended June 30, 2021 and 2020.